Accounts payable and accrued liabilities (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Gross Accrued liabilities	CAD 263,885	CAD 351,210
Trade payables and other	312,079	812,571
Accrued liabilities Current	575,964	1,163,783
Consultants and professional fees
Gross Accrued liabilities	107,387	100,000
Board of Directors' fees
Gross Accrued liabilities		30,000
Survey and other projects
Gross Accrued liabilities		10,394
Payroll (vacation pay and wages payable)
Gross Accrued liabilities	CAD 156,498	CAD 210,816